INCOME TAX EXPENSE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income Tax Disclosure [line items]
Current income tax expense	¥ 2,271,443		¥ 3,079,631	¥ 960,202
Deferred tax expense/(benefit)	94,196		(210,080)	(318,873)
Total income tax expense	¥ 2,365,639	$ 342,985	¥ 2,869,551	¥ 641,329
Applicable tax rate	25.00%	25.00%	25.00%	25.00%
Tax concessions including a preferred tax rate	15.00%	15.00%	15.00%	15.00%
Hongkong
Income Tax Disclosure [line items]
Applicable tax rate	16.50%	16.50%	16.50%	16.50%